SHARE-BASED PAYMENTS - Common Stock Warrants - General Information (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 11, 2023	Nov. 29, 2022	Dec. 31, 2020
SHARE-BASED PAYMENTS
Exercise price per share	$ 3.80
Aggregate shares of stock options granted	1,277,140		27,320
Option outstanding exercise price (in dollars per share)	$ 362.11	$ 362.11	$ 362			$ 234
Option outstanding exercise price	$ 362.11	$ 362.11	$ 362			$ 234
Weighted average duration (Years)	5 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,277,140		27,320
Pre-funded warrants
SHARE-BASED PAYMENTS
Warrants issued				802,140
Aggregate shares of stock options granted	802,140		1,650,181
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	802,140		1,650,181
Pre-funded warrants | Securities purchase agreement
SHARE-BASED PAYMENTS
Warrants issued					1,650,181
Placement Agent Warrant
SHARE-BASED PAYMENTS
Exercise price per share	$ 4.8938	$ 6.88
Aggregate shares of stock options granted	95,786	136,364
Weighted average duration (Years)	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	95,786	136,364
Aggregate Warrant
SHARE-BASED PAYMENTS
Warrants issued	152,380		469,480
Exercise price of additional units	$ 5.25	$ 4.26